UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3369

Date of fiscal year end:	March 31, 2006

Date of reporting period:	September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO High Income Fund

Semi-Annual Report

September 30, 2005

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-12

Statement of Assets and Liabilities	13

Statement of Operations	14

Statement of Changes in Net Assets	15

Notes to Financial Statements	16-24

Financial Highlights	25

Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements	26-27

PIMCO High Income Fund Letter to Shareholders

November 16, 2005

Dear Shareholder:

We are pleased to provide you with the semi-annual report of the PIMCO High Income Fund (the "Fund") for the six months ended September 30, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call the Fund's transfer agent at (800) 331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Fund's investment manager and Pacific Investment Management Company LLC, the Fund's sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor	Brian S. Shlissel

Chairman	President & Chief Executive Officer

9.30.05 | PIMCO High Income Fund Semi-Annual Report 1

PIMCO High Income Fund Performance & Statistics

September 30, 2005 (unaudited)

Symbol:

PHK

Objective:

To seek high current income. Capital appreciation is a secondary objective.

Primary Investments:

U.S. dollar-denominated corporate debt obligations of varying maturities and other corporate income-producing securities.

Inception Date:

4/30/03

Net Assets(1):

$2,621.3 million

Portfolio Manager:

Raymond Kennedy

Total Return(2):	Market Price	Net Asset Value ("NAV")
Six months	11.17%	5.22%
1 year	15.20%	9.61%
Commencement of Operations (4/30/03) to 9/30/05	11.28%	13.44%

Common Share Market Price/NAV Performance:

Commencement of Operations (4/30/03) to 9/30/05
n NAV
n Market Price

Market Price/NAV:

Market Price	$14.90
NAV	$15.06
Discount to NAV	(1.06)%
Market Price Yield(3)	9.82%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at September 30, 2005.

2 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Schedule of Investments

September 30, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
CORPORATE BONDS & NOTES – 86.7%
Aerospace – 0.2%
$5,600	Armor Holdings, Inc., 8.25%, 8/15/13	B1/B+	$6,062,000
Airlines – 1.8%
	Continental Airlines, Inc., pass thru certificates,
16,297	6.92%, 4/2/13, 97-5A 9 (b) (g)	NR/NR	16,156,524
4,753	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	4,155,230
2,069	8.307%, 10/2/19, Ser. 00-2	Ba2/BB-	1,828,509
	Northwest Airlines, Inc., pass thru certificates, (f)
2,460	6.81%, 2/1/20, Ser. 99-1A	B1/B+	2,184,985
2,013	7.575%, 9/1/20, Ser. 99-2A	Ba2/BBB-	2,014,582
	United Air Lines, Inc., pass thru certificates,
1,041	4.09%, 3/2/49, Ser. 97-A, FRN (f)	NR/NR	1,042,491
478	6.602%, 9/1/13, Ser. 01-1	NR/NR	466,596
14,929	7.186%, 4/1/11, Ser. 00-2 (f)	NR/NR	14,639,321
3,548	7.73%, 7/1/10	NR/BBB-	3,392,728
745	7.783%, 1/1/14	NR/BBB-	710,464
4,158	U.S. Airway Group, Inc., 9.625%, 9/1/24 (f) (g)	NR/NR	1,662,377
			48,253,807
Automotive – 3.3%
10,450	Arvin Capital I, 9.50%, 2/1/27	Ba3/B	10,606,750
12,600	ArvinMeritor, Inc., 8.75%, 3/1/12	Ba2/BB	12,411,000
20,402	Dura Operating Corp., 8.625%, 4/15/12, Ser. B	Caa1/B-	18,259,986
10,000	Ford Motor Co., 7.45%, 7/16/31	Ba1/BB+	7,850,000
5,000	General Motors Corp., 8.375%, 7/15/33	Ba2/BB	3,925,000
8,300	Goodyear Tire & Rubber Co., 9.00%, 7/1/15 (d)	B3/B-	8,217,000
	Tenneco Automotive, Inc.,
6,000	8.625%, 11/15/14	B3/B-	6,075,000
9,025	10.25%, 7/15/13, Ser. B	B2/B-	10,130,563
8,245	TRW Automotive, Inc., 9.375%, 2/15/13	Ba3/BB-	8,987,050
1,667	United Rentals North America, Inc., 7.75%, 11/15/13	Caa1/B+	1,616,990
			88,079,339
Automotive Products – 0.2%
7,000	Delphi Corp., 6.50%, 8/15/13	Ca/CCC-	4,725,000
Chemicals – 1.6%
2,000	ARCO Chemical Co., 10.25%, 11/1/10	B1/BB-	2,200,000
5,000	Compass Minerals Group, Inc., 10.00%, 8/15/11	B3/B-	5,450,000
10,720	Equistar Chemicals L.P., 10.125%, 9/1/08	B2/BB-	11,577,600
8,925	International Specialty ChemCo, 10.625%, 12/15/09, Ser. B	B2/B+	9,482,813
9,050	Nalco Co., 8.875%, 11/15/13	Caa1/B-	9,332,812
2,500	Rhodia S.A., 7.625%, 6/1/10	B3/CCC+	2,450,000
2,500	Rockwood Specialties Group, Inc., 7.50%, 11/15/14 (d)	B3/B-	2,437,500
			42,930,725
Computer Services – 0.4%
10,000	Sungard Data Systems, Inc., 9.125%, 8/15/13 (d)	B3/B-	10,412,500
Consumer Products – 0.9%
5,875	Buhrmann US, Inc., 8.25%, 7/1/14	B2/B	6,036,563
15,200	Rayovac Corp., 8.50%, 10/1/13	B3/B-	14,744,000
4,185	Spectrum Brands, Inc., 7.375%, 2/1/15	B3/B-	3,787,425
			24,567,988

9.30.05 | PIMCO High Income Fund Semi-Annual Report 3

PIMCO High Income Fund Schedule of Investments

September 30, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Containers & Packaging – 2.8%
	Crown European Holdings S.A.,
$2,000	9.50%, 3/1/11	B1/B+	$2,200,000
2,700	10.875%, 3/1/13	B2/B	3,145,500
8,700	Graphic Packaging International Corp., 8.50%, 8/15/11	B2/B-	8,569,500
	Jefferson Smurfit Corp.,
11,200	7.50%, 6/1/13	B2/B	10,136,000
12,500	8.25%, 10/1/12	B2/B	11,812,500
100	Norampac, Inc., 6.75%, 6/1/13	Ba2/BB+	100,000
	Owens Brockway-Glass Container, Inc.,
1,500	7.75%, 5/15/11	B1/BB-	1,567,500
9,700	8.25%, 5/15/13	B2/B	10,136,500
	Stone Container Enterprises, Inc.,
10,000	8.375%, 7/1/12	B2/B	9,550,000
5,000	9.25%, 2/1/08	B2/B	5,125,000
12,850	9.75%, 2/1/11	B2/B	13,107,000
			75,449,500
Energy – 2.2%
16,196	NRG Energy, Inc., 8.00%, 12/15/13	B1/BB	17,329,555
	Reliant Energy, Inc.,
13,625	6.75%, 12/15/14	B1/B+	13,454,688
7,025	9.25%, 7/15/10	B1/B+	7,657,250
19,400	9.50%, 7/15/13	B1/B+	21,534,000
			59,975,493
Financing – 12.2%
31,648	AES Ironwood LLC, 8.857%, 11/30/25	B2/B+	36,078,241
8,326	AES Red Oak LLC, 8.54%, 11/30/19, Ser. A	B2/B+	9,366,393
14,666	BCP Crystal U.S. Holdings Corp., 9.625%, 6/15/14	B3/B-	16,389,255
17,700	Bluewater Finance Ltd., 10.25%, 2/15/12	B1/B	19,293,000
10,000	Bombardier Capital, Inc., 7.09%, 3/30/07, Ser. AI (a) (b)	NR/NR	10,125,000
€275	Cirsa Finance Luxembourg S.A., 8.75%, 5/15/14	B1/B+	346,474
$10,361	Consolidated Communications Holdings, 9.75%, 4/1/12	B3/B	11,086,270
6,500	Eircom Funding, 8.25%, 8/15/13	B1/BB-	7,085,000
	Ford Motor Credit Co.,
33,000	7.375%, 2/1/11	Baa3/BB+	31,598,622
35,000	7.875%, 6/15/10	Baa3/BB+	34,091,575
	General Motors Acceptance Corp.,
2,729	6.00%, 4/1/11	Ba1/BB	2,426,559
23,700	7.25%, 3/2/11	Ba1/BB	22,062,188
19,800	7.75%, 1/19/10	Ba1/BB	19,209,406
10,000	8.00%, 11/1/31	Ba1/BB	8,753,510
	JET Equipment Trust, (d) (f)
242	7.63%, 8/15/12, Ser. 95-B	NR/NR	199,741
400	10.00%, 6/15/12, Ser. A11	NR/NR	342,000
32,690	JSG Funding plc, 9.625%, 10/1/12	B3/B-	33,016,900
11,345	KRATON Polymers LLC, 8.125%, 1/15/14 (d)	Caa1/B-	11,061,375
6,922	Refco Finance Holdings LLC, 9.00%, 8/1/12 (f)	B3/B	7,562,285
	Riggs Capital Trust,
4,375	8.875%, 3/15/27 (d)	A3/BBB	4,790,953
8,511	8.875%, 3/15/27, Ser. C	A3/BBB	9,320,183
9,500	UGS Corp., 10.00%, 6/1/12	B3/B-	10,450,000
18,000	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	20,430,000
			325,084,930

4 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Schedule of Investments

September 30, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Food – 0.6%
$1	Dole Foods Co., Inc., 8.875%, 3/15/11	B2/B+	$848
12,600	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	12,789,000
2,000	Roundy's, Inc., 8.875%, 6/15/12, Ser. B	B2/B	2,220,000
			15,009,848
Healthcare & Hospitals – 3.6%
– (i)	Amerisource Bergen Corp., 7.25%, 11/15/12	Ba2/BB+	85
8,000	Davita, Inc., 7.25%, 3/15/15	B3/B	8,150,000
	HCA, Inc.,
650	6.95%, 5/1/12	Ba2/BB+	671,863
14,000	7.50%, 11/6/33	Ba2/BB+	14,037,688
	HEALTHSOUTH Corp.,
6,300	7.625%, 6/1/12 (f)	NR/NR	5,922,000
16,920	8.375%, 10/1/11 (f)	NR/NR	16,200,900
3,810	8.50%, 2/1/08 (f)	NR/NR	3,733,800
7,000	10.75%, 10/1/08	NR/NR	6,877,500
17,890	Rotech Healthcare, Inc., 9.50%, 4/1/12	B2/B	19,231,750
	Tenet Healthcare Corp.,
12,000	7.375%, 2/1/13	B3/B	11,430,000
10,925	9.875%, 7/1/14	B3/B	11,471,250
			97,726,836
Hotels/Gaming – 2.1%
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	2,110,000
14,746	ITT Corp., 7.75%, 11/15/25	Ba1/BB+	15,114,650
– (i)	John Q Hammons Hotels Finance Corp. III L.P., 8.875%, 5/15/12, Ser. B	B2/B	81
14,279	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	15,813,993
1,100	MGM Mirage, Inc., 8.375%, 2/1/11	Ba3/B+	1,188,000
9,073	Premier Entertainment LLC, 10.75%, 2/1/12	B3/B-	8,222,406
14,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	B2/B+	13,457,500
			55,906,630
Leisure – 0.0%
690	True Temper Sports, Inc., 8.375%, 9/15/11	Caa1/CCC+	645,150
Manufacturing – 0.7%
7,000	Bombardier, Inc., 6.75%, 5/1/12 (d)	Ba2/BB	6,562,500
9,545	Dresser, Inc., 9.375%, 4/15/11	B2/B-	10,117,700
1,300	Invensys plc, 9.875%, 3/15/11 (d)	B3/B-	1,298,375
1,801	Terex Corp., 7.375%, 1/15/14	Caa1/B	1,819,232
			19,797,807
Medical Products – 0.8%
6,900	Medical Device Manufacturing, Inc., 10.00%, 7/15/12, Ser. B	Caa1/B-	7,521,000
13,485	VWR International, Inc., 8.00%, 4/15/14	Caa1/B-	13,198,444
			20,719,444
Miscellaneous – 12.5%		12.5
38,610	Dow Jones CDX US High Yield, 8.25%, 6/29/10, Ser. 4-T1 (d) (h)	B3/NR	38,416,950
	Dow Jones TRAC X North America, (d) (h)
44,100	7.375%, 3/25/09	B3/NR	44,210,250
86,128	8.00%, 3/25/09	B3/NR	84,513,067

9.30.05 | PIMCO High Income Fund Semi-Annual Report 5

PIMCO High Income Fund Schedule of Investments

September 30, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Miscellaneous (continued)
$31,000	Dow Jones TRAC X North America High Yield Index, 8.00%, 6/29/10, Ser. 4-T3 (d) (h)	B3/NR	$31,116,250
133,290	Target Return Index Security Trust, 7.651%, 6/15/15, VRN (d) (h)	B1/BB-	136,016,163
			334,272,680
Multi-Media – 6.5%
€4,000	Cablecom Luxembourg SCA, 9.375%, 4/15/14 (d)	Caa1/CCC+	5,395,284
$25,300	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	24,667,500
	CCO Holdings LLC,
26,300	8.375%, 11/15/13	B3/CCC-	26,102,750
13,000	8.75%, 11/15/13 (d)	B3/CCC-	12,902,500
4,605	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	4,743,150
	Charter Communications Operating LLC, (d)
13,000	8.00%, 4/30/12	B2/B-	13,162,500
14,325	8.375%, 4/30/14	B2/B-	14,468,250
	CSC Holdings, Inc.,
6,300	7.625%, 7/15/18	B1/BB-	5,922,000
1,485	7.875%, 2/15/18	B1/BB-	1,425,600
4,425	8.125%, 7/15/09, Ser. B	B1/BB-	4,480,313
4,750	Iesy Repository GmbH, 10.375%, 2/15/15 (d)	Caa1/CCC+	5,046,875
€11,370	Lighthouse International Co. S.A., 8.00%, 4/30/14 (d)	B3/B	14,547,872
$24,595	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	26,624,088
€5,000	Telenet Communications NV, 9.00%, 12/15/13 (d)	B3/B-	6,811,923
	Young Broadcasting, Inc.,
$7,300	8.75%, 1/15/14	Caa1/CCC	6,515,250
1,000	10.00%, 3/1/11	Caa1/CCC	950,000
			173,765,855
Oil & Gas – 10.2%
	Dynegy Holdings, Inc., (d)
1,300	9.875%, 7/15/10	B3/B-	1,423,500
1,250	10.125%, 7/15/13	B3/B-	1,400,000
	Dynergy-Roseton Danskammer, Inc., pass thru certificates,
3,050	7.27%, 11/8/10, Ser. A	Caa2/B	3,036,656
25,500	7.67%, 11/8/16, Ser. B	Caa2/B	25,388,438
	El Paso CGP Co.,
2,625	6.95%, 6/1/28	Caa1/B-	2,375,625
1,350	7.625%, 9/1/08	Caa1/B-	1,378,688
4,300	7.75%, 6/15/10	Caa1/B-	4,407,500
	El Paso Corp.,
5,650	7.375%, 12/15/12	Caa1/B-	5,706,500
375	7.75%, 1/15/32	Caa1/B-	379,687
29,150	7.80%, 8/1/31	Caa1/B-	29,368,625
1,600	7.875%, 6/15/12	Caa1/B-	1,664,000
27,850	8.05%, 10/15/30	Caa1/B-	28,407,000
19,615	El Paso Production Holding Co., 7.75%, 6/1/13	B3/B	20,595,750
9,550	Ferrellgas L.P., 6.75%, 5/1/14	Ba3/B+	9,168,000
14,325	Ferrellgas Partners L.P., 8.75%, 6/15/12	B2/B-	14,611,500
10,000	Gaz Capital S.A., 8.625%, 4/28/34	Baa2/BB-	13,175,000
6,000	Gazprom, 9.625%, 3/1/13	NR/BB-	7,448,400
	Hanover Compressor Co.,
7,585	8.625%, 12/15/10	B3/B	8,210,762
2,965	9.00%, 6/1/14	B3/B	3,309,681
12,028	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A	B2/B+	12,569,260

6 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Schedule of Investments

September 30, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Oil & Gas (continued)
$3,625	Newpark Resources, Inc., 8.625%, 12/15/07, Ser. B	B2/B	$3,625,000
€200	Preem Petroleum AB, 9.00%, 5/15/14	B2/B	290,562
$450	SESI LLC, 8.875%, 5/15/11	B1/BB-	477,000
	Sonat, Inc.,
5,000	7.00%, 2/1/18	Caa1/B-	4,775,000
8,000	7.625%, 7/15/11	Caa1/B-	8,160,000
3,000	TransMontaigne, Inc., 9.125%, 6/1/10	B3/B	3,165,000
4,400	Vintage Petroleum, Inc., 7.875%, 5/15/11	B1/B	4,620,000
47,500	Williams Cos., Inc., 7.875%, 9/1/21	B1/B+	52,487,500
			271,624,634
Paper & Paper Products – 2.5%
	Abitibi-Consolidated, Inc.,
9,500	8.375%, 4/1/15	Ba3/BB-	9,381,250
8,525	8.55%, 8/1/10	Ba3/BB-	8,716,813
19,009	8.85%, 8/1/30	Ba3/BB-	17,203,145
6,000	Bowater Canada Finance, 7.95%, 11/15/11	Ba3/BB	6,075,000
2,000	Bowater, Inc., 6.50%, 6/15/13	Ba3/BB	1,875,000
1,500	Cascades, Inc., 7.25%, 2/15/13	Ba3/BB+	1,466,250
	Georgia-Pacific Corp.,
4,375	8.00%, 1/15/24	Ba2/BB+	4,845,312
13,800	8.875%, 5/15/31	Ba2/BB+	16,389,860
			65,952,630
Printing/Publishing – 1.4%
10,711	American Media Operations, Inc., 10.25%, 5/1/09, Ser. B	Caa1/CCC+	10,470,003
18,558	Dex Media West LLC, 9.875%, 8/15/13, Ser. B	B2/B	20,576,182
1,000	Hollinger, Inc., 11.875%, 3/1/11 (d)	B3/NR	1,010,000
4,000	Sheridan Group, Inc., 10.25%, 8/15/11	B1/B	4,180,000
			36,236,185
Real Estate – 0.5%
10,000	B.F. Saul REIT, 7.50%, 3/1/14	B2/B+	10,300,000
2,000	Host Marriott L.P., REIT, 7.125%, 11/1/13	Ba3/B+	2,052,500
			12,352,500
Retail – 0.6%
	JC Penney Co., Inc.,
75	7.125%, 11/15/23	Ba1/BB+	82,875
1,325	7.40%, 4/1/37	Ba1/BB+	1,439,281
15,000	8.125%, 4/1/27	Ba1/BB+	15,881,250
			17,403,406
Semi-Conductors – 0.0%
217	Amkor Technology, Inc., 7.75%, 5/15/13	Caa1/B-	186,617
Telecommunications – 10.3%
4,300	American Cellular Corp., 10.00%, 8/1/11, Ser. B	B3/B-	4,708,500
4,109	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	Caa2/NR	4,129,080
6,280	Centennial Communications Corp., 8.125%, 2/1/14	B3/CCC	6,672,500
31,800	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	31,482,000
4,700	Dobson Communications Corp., 8.875%, 10/1/13	Caa2/CCC	4,723,500

9.30.05 | PIMCO High Income Fund Semi-Annual Report 7

PIMCO High Income Fund Schedule of Investments

September 30, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Telecommunications (continued)
$5,000	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15 (d)	Caa1/B-	$5,075,000
19,775	Insight Midwest L.P., 10.50%, 11/1/10	B2/B	20,862,625
3,050	Intelsat Bermuda Ltd., 8.25%, 1/15/13 (d)	B2/B+	3,084,312
11,706	MCI, Inc., 8.735%, 5/1/14	B2/B+	13,081,455
22,505	PanAmSat Corp., 6.875%, 1/15/28	Ba3/BB+	20,704,600
	Qwest Capital Funding, Inc.,
18,150	7.25%, 2/15/11	Caa2/B	17,378,625
46,500	7.90%, 8/15/10	Caa2/B	46,383,750
	Qwest Communications International, Inc.,
8,400	7.25%, 2/15/11	B3/B	8,221,500
13,600	7.50%, 2/15/14	B3/B	12,988,000
21,550	7.50%, 2/15/14 (d)	B3/B	20,580,250
8,315	Qwest Services Corp., 13.50%, 12/15/10	Caa1/B	9,562,250
	Rural Cellular Corp.,
1,200	8.25%, 3/15/12	B2/B-	1,266,000
15,370	9.875%, 2/1/10	Caa1/CCC	16,215,350
9,400	Suncom Wireless, Inc., 8.50%, 6/1/13	Caa1/CCC-	9,000,500
6,500	Superior Essex Communications L.P., 9.00%, 4/15/12	B3/B	6,597,500
10,225	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14	B2/CCC+	10,403,937
	Time Warner Telecom, Inc.,
1,275	9.75%, 7/15/08	B3/CCC+	1,297,313
1,275	10.125%, 2/1/11	B3/CCC+	1,319,625
			275,738,172
Tobacco – 0.8%
4,325	Alliance One International, Inc., 11.00%, 5/15/12 (d)	B2/B	4,119,562
	Commonwealth Brands, Inc., (d)
10,500	9.75%, 4/15/08	NR/NR	11,077,500
6,475	10.625%, 9/1/08	NR/NR	6,831,125
			22,028,187
Transportation – 0.1%
3,400	Grupo Transportacion Ferroviaria Mexicana S.A. de CV, 9.375%, 5/1/12 (d)	B2/B+	3,689,000
Utilities – 6.8%
30,805	AES Corp., 8.75%, 5/15/13 (d)	Ba3/B+	33,885,500
	CMS Energy Corp.,
3,900	7.75%, 8/1/10	B1/B+	4,212,000
4,750	8.50%, 4/15/11	B1/B+	5,308,125
3,360	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	3,813,600
12,000	IPALCO Enterprises, Inc., 8.625%, 11/14/11	Ba1/BB-	13,380,000
23,000	Legrand Holding S.A., 8.50%, 2/15/25	Ba3/BB-	27,715,000
	Midwest Generation LLC, pass thru certificates,
16,900	8.30%, 7/2/09, Ser. A	B1/B+	17,797,813
23,464	8.56%, 1/2/16, Ser. B	B1/B+	25,825,528
1,500	8.75%, 5/1/34	B1/B	1,678,125
	PSEG Energy Holdings LLC,
21,000	8.50%, 6/15/11	Ba3/BB-	22,732,500
5,500	10.00%, 10/1/09	Ba3/BB-	6,132,500
3,147	Sithe/Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	3,438,459
13,725	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	B3/B-	12,901,422
2,450	Tenaska Alabama Partners L.P., 7.00%, 6/30/21 (d)	B1/B+	2,513,872
			181,334,444

8 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Schedule of Investments

September 30, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Waste Management – 1.1%
	Allied Waste North America, Inc.,
$14,500	7.25%, 3/15/15 (d)	B2/BB-	$14,355,000
12,966	9.25%, 9/1/12, Ser. B	B2/BB-	14,100,525
			28,455,525
Total Corporate Bonds & Notes (cost-$2,258,985,103)			2,318,386,832
SOVEREIGN DEBT OBLIGATIONS – 4.5%
Brazil – 3.4%
	Federal Republic of Brazil,
58,157	8.00%, 1/15/18	B1/BB-	61,733,656
6,000	8.25%, 1/20/34	B1/BB-	6,045,000
8,250	8.875%, 4/15/24	B1/BB-	8,823,375
1,700	10.00%, 8/7/11, Ser. B	B1/BB-	1,984,750
2,000	10.50%, 7/14/14	B1/BB-	2,426,000
5,000	11.00%, 1/11/12	B1/BB-	6,140,000
2,600	11.00%, 8/17/40	B1/BB-	3,190,850
			90,343,631
Guatemala – 0.1%
1,850	Republic of Guatemala, 9.25%, 8/1/13	Ba2/BB-	2,225,864
Panama – 0.6%
	Republic of Panama,
3,750	9.375%, 4/1/29	Ba1/BB	4,781,250
4,660	9.625%, 2/8/11	Ba1/BB	5,592,000
5,000	10.75%, 5/15/20	Ba1/BB	6,987,500
			17,360,750
Peru – 0.4%
	Republic of Peru,
1,394	5.00%, 3/7/17	Ba3/BB	1,383,545
8,300	9.125%, 2/21/12	Ba3/BB	10,001,500
			11,385,045
Total Sovereign Debt Obligations (cost-$106,809,703)			121,315,290
SENIOR LOANS (a) (b) (c) – 0.8%
Diversified Manufacturing – 0.3%
	Invensys plc,
3,275	6.881%, 9/5/09, Term B1		3,307,682
3,000	8.529%, 12/30/09		3,075,000
			6,382,682
Real Estate – 0.5%
	General Growth Properties, Inc.,
10,181	5.61%, 11/12/07, Term A		10,244,219
3,478	5.85%, 11/12/08, Term B		3,525,096
			13,769,315
Total Senior Loans (cost-$19,928,614)			20,151,997

9.30.05 | PIMCO High Income Fund Semi-Annual Report 9

PIMCO High Income Fund Schedule of Investments

September 30, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
CALIFORNIA MUNICIPAL SECURITIES – 0.6%
	Los Angeles Community Redevelopment Agency Rev.,
$380	8.25%, 9/1/07, Ser. H	NR/NR	$382,132
725	9.00%, 9/1/12, Ser. H	NR/NR	765,549
1,160	9.75%, 9/1/17, Ser. H	NR/NR	1,267,555
1,375	9.75%, 9/1/22, Ser. H	NR/NR	1,504,772
2,170	9.75%, 9/1/27, Ser. H	NR/NR	2,363,998
3,480	9.75%, 9/1/32, Ser. H	NR/NR	3,773,886
	San Diego Redevelopment Agency, Tax Allocation,
1,785	6.59%, 11/1/13	Baa3/NR	1,715,921
1,435	7.49%, 11/1/18	Baa3/NR	1,446,078
1,885	7.74%, 11/1/21	Baa3/NR	1,919,835
Total California Municipal Securities (cost-$14,906,041)			15,139,726
CONVERTIBLE BONDS – 0.2%
Multi-Media – 0.2%
7,100	Sinclair Broadcast Group, Inc., 4.875%, 7/15/18, VRN (cost-$6,621,793)	B3/B	6,381,125
PREFERRED STOCK – 1.0%
Shares
Financing – 1.0%
24,700	Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08	B1/BB-	25,749,750
Hotels/Gaming – 0.0%
3,600	La Quinta Properties, Inc., 9.00%, Ser. A	B2/B-	92,232
Telecommunications – 0.0%
155,565	Superior Essex Holding Corp., 9.50%, Ser. A	NR/NR	132,230
Total Preferred Stock (cost-$26,248,605)			25,974,212
COMMON STOCK (g) – 0.0%
Airlines – 0.0%
33,441,992	US Airway Group, Inc. (cost-$0)		3,344
SHORT-TERM INVESTMENTS – 6.3%
Principal Amount (000)
Sovereign Debt Obligations (e) – 3.6%
Germany – 3.6%
€79,000	Federal Republic of Germany,
	2.75%, 12/16/05 (cost-$95,506,734)	Aaa/NR	95,357,610
Commercial Paper – 1.9%
Finance – 1.9%
$50,300	UBS Finance LLC,
	3.765%-3.75%, 12/13/05 (cost-$49,916,120)	P-1/A-1+	49,898,103
U.S. Treasury Bills (j) – 0.2%
6,810	3.29%-3.50%,12/1/05-12/15/05 (cost-$6,762,467)		6,755,128

10 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Schedule of Investments

September 30, 2005 (unaudited) (continued)

Principal Amount (000)		Value
Repurchase Agreements – 0.6%
$11,000	CS First Boston Corp., dated 9/30/05, 3.25%, due 10/3/05, proceeds $11,002,979; collateralized by U.S.Treasury Note 4.000%, due 9/30/07, valued at $11,241,759 with accrued interest	$11,000,000
6,303	State Street Bank & Trust Co., dated 9/30/05, 3.40%, due 10/3/05, proceeds $6,304,786; collateralized by Federal Home Loan Bank, 4.875%, due 2/15/07, valued at $6,430,366 with accrued interest	6,303,000
Total Repurchase Agreements (cost-$17,303,000)		17,303,000
Total Short-Term Investments (cost-$169,488,321)		169,313,841
Total Investments before options written (cost-$2,602,988,180) – 100.1%		2,676,666,367
OPTIONS WRITTEN (k) – (0.1)%
Contracts
Call Options – (0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,819	strike price $113, expires 11/22/05	(113,687)
635	strike price $113, expires 12/23/05	(99,219)
1,928	strike price $114, expires 11/22/05	(60,250)
		(273,156)
Put Options – (0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
2,709	strike price $107, expires 11/22/05	(253,969)
635	strike price $107, expires 12/23/05	(138,906)
1,118	strike price $107, expires 2/24/06	(524,040)
1,850	strike price $108, expires 11/22/05	(404,688)
		(1,321,603)
Total Options Written (premiums received-$2,542,382)		(1,594,759)
Total Investments net of options written (cost-$2,600,445,798) – 100.0%		$2,675,071,608

Notes to Schedule of Investments:

(a)  Private Placement. Restricted as to resale and may not have a readily available market.

(b)  Illiquid security.

(c)  These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)  144A Security–Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)  When-Isued or delayed-delivery security. To be settled/delivered after September 30, 2005.

(f)  Security in default.

(g)  Fair-valued security.

(h)  Credit-linked trust certificate.

(i)  Principal amount is less than $500.

(j)  All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.

(k)  Non-income producing.

9.30.05 | PIMCO High Income Fund Semi-Annual Report 11

PIMCO High Income Fund Schedule of Investments

September 30, 2005 (unaudited) (continued)

Glossary:

€  -  Euros

FRN  -  Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

LIBOR  -  London Interbank Offered Rate

NR  -  Not Rated

REIT  -  Real Estate Investment Trust.

VRN  -  Variable Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

12 PIMCO High Income Fund Semi-Annual Report | 9.30.05 | See accompanying Notes to Financial Statements.

PIMCO High Income Fund Statement of Assets and Liabilities

September 30, 2005 (unaudited)

Assets:
Investments, at value (cost-$2,602,988,180)	$2,676,666,367
Cash (including foreign currency of $69,990 with a cost of $69,959)	9,969,588
Interest receivable	55,813,238
Receivable for investments sold	48,622,418
Unrealized appreciation on swaps	37,662,292
Prepaid expenses	102,047
Unrealized appreciation on forward foreign currency contracts	3,953
Total Assets	$2,828,839,903
Liabilities:
Payable for investments purchased	152,953,478
Premium for swaps sold	35,033,600
Dividends payable to common and preferred shareholders	14,207,157
Options written, at value (premiums received - $2,542,382)	1,594,759
Investment management fees payable	1,522,405
Unrealized depreciation on forward foreign currency contracts	982,156
Unrealized depreciation on swaps	475,404
Payable for variation margin on futures contracts	342,925
Accrued expenses	423,554
Total Liabilities	207,535,438
Preferred Shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 36,000 shares issued and outstanding)	900,000,000
Net Assets Applicable to Common Shareholders	$1,721,304,465
Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 114,263,164 shares issued and outstanding)	$1,143
Paid-in-capital in excess of par	1,625,509,452
Dividends in excess of net investment income	(7,146,286)
Accumulated net realized loss	(6,244,198)
Net unrealized appreciation of investments, futures contracts, options written, swaps, foreign currency transactions and unfunded loan commitments	109,184,354
Net Assets Applicable to Common Shareholders	$1,721,304,465
Net Asset Value Per Common Share	$15.06

See accompanying Notes to Financial Statements. | 9.30.05 | PIMCO High Income Fund Semi-Annual Report 13

PIMCO High Income Fund Statement of Operations

For the six months ended September 30, 2005 (unaudited)

Investment Income:
Interest	$103,300,821
Dividends	976,612
Facility and other fee income	140,386
Total Investment Income	104,417,819
Expenses:
Investment management fees	9,236,323
Auction agent fees and commissions	1,139,179
Custodian and accounting agent fees	322,206
Reports and notices to shareholders	132,258
Trustees' fees and expenses	76,052
New York Stock Exchange listing fees	51,654
Audit and tax services	44,325
Legal fees	28,225
Insurance expense	21,994
Transfer agent fees	18,648
Investor relations	15,309
Interest expense	153
Miscellaneous	8,070
Total expenses	11,094,396
Less: custody credits earned on cash balances	(52,878)
Net expenses	11,041,518
Net Investment Income	93,376,301
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	19,799,795
Futures contracts	(6,159,202)
Options written	3,097,017
Swaps	(36,042,299)
Foreign currency transactions	243,695
Net change in unrealized appreciation/depreciation of:
Investments	(10,111,581)
Futures contracts	5,883,102
Options written	895,765
Swaps	33,913,279
Foreign currency transactions	(1,606,304)
Unfunded loan commitments	62,331
Net realized and change in unrealized gain on investments, futures contracts, options written, swaps, foreign currency transactions and unfunded loan commitments	9,975,598
Net Increase in Net Assets Resulting from Investment Operations	103,351,899
Dividends on Preferred Shares from Net Investment Income	(14,751,473)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$88,600,426

14 PIMCO High Income Fund Semi-Annual Report | 9.30.05 | See accompanying Notes to Financial Statements.

PIMCO High Income Fund Statement of Changes in Net Assets
Applicable to Common Shareholders

	Six months ended September 30, 2005 (unaudited)	Year ended March 31, 2005
Investment Operations:
Net investment income	$93,376,301	$187,853,199
Net realized gain (loss) on investments, futures contracts, options written, swaps, foreign currency transactions and unfunded loan commitments	(19,060,994)	38,808,132
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, foreign currency transactions and unfunded loan commitments	29,036,592	(34,380,985)
Net increase in net assets resulting from investment operations	103,351,899	192,280,346
Dividends and Distributions on Preferred Shares from:
Net investment income	(14,751,473)	(16,297,031)
Net realized gains	–	(631,372)
Total dividends and distributions on preferred shares	(14,751,473)	(16,928,403)
Net increase in net assets applicable to common shareholders resulting from investment operations	88,600,426	175,351,943
Dividends and Distributions to Common Shareholders from:
Net investment income	(83,554,939)	(173,055,141)
Net realized gains	–	(51,139,472)
Total dividends and distributions to common shareholders	(83,554,939)	(224,194,613)
Total increase (decrease) in net assets applicable to common shareholders	5,045,487	(48,842,670)
Net Assets Applicable to Common Shareholders:
Beginning of period	1,716,258,978	1,765,101,648
End of period (including dividends in excess of net investment income of $7,146,286 and $2,216,175, respectively)	$1,721,304,465	$1,716,258,978

See accompanying Notes to Financial Statements. | 9.30.05 | PIMCO High Income Fund Semi-Annual Report 15

PIMCO High Income Fund Notes to Financial Statements

September 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO High Income Fund (the "Fund"), was organized as a Massachusetts business trust on February 18, 2003. Prior to commencing operations on April 30, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the "Investment Manager") serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund attempts to achieve these objectives by investing in a diversified portfolio of U.S. dollar-denominated debt obligations and other income-producing securities that are primarily rated below investment grade.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund's investments in senior floating rate loans ("Senior Loans") for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the "Sub-Adviser"). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

16 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Notes to Financial Statements

September 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) Dividends and Distributions - Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended September 30, 2005, the Fund received $7,651,846 from swap agreements, which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

(e) Foreign Currency Translation

The Fund's accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to such a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(g) Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

9.30.05 | PIMCO High Income Fund Semi-Annual Report 17

PIMCO High Income Fund Notes to Financial Statements

September 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market.

(h) Interest Rate/Credit Default Swaps

The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily by the Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i) Senior Loans

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions (the "Lender"). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

18 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Notes to Financial Statements

September 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(m) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The weighted average daily balance of reverse repurchase agreements outstanding for the six month period ending September 30, 2005 was $1,839,120 at a weighted average interest rate of 0.10%.

(n) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

9.30.05 | PIMCO High Income Fund Semi-Annual Report 19

PIMCO High Income Fund Notes to Financial Statements

September 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(o) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser

The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.70% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, the Sub-Adviser, to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Fund's investment decisions. The Investment Manager and not the Fund pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.3575% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, for the period from commencement of operations through April 30, 2008, and at the maximum annual rate of 0.50% of average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, thereafter.

3. Investment in Securities

For the six months ended September 30, 2005, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $820,693,256 and $824,639,781, respectively.

(a) Futures contracts outstanding at September 30, 2005:

Type	Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long: Financial Future Euro-90 day	$623,500	12/19/05	$(2,099,973)

(b) Transactions in options written for the six months ended September 30, 2005:

	Contracts	Premiums
Options outstanding, March 31, 2005	3,602	$982,842
Options written	86,024,985	6,090,708
Options terminated in closing transactions	(86,013,993)	(3,609,468)
Options expired	(3,900)	(921,700)
Options outstanding, September 30, 2005	10,694	$2,542,382

(c) Credit default swaps contracts outstanding at September 30, 2005:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bank of America
AES Corp.	$1,000	12/20/07	1.50%	$860
Williams PLC	2,000	12/20/07	1.25%	14,380
Bear Stearns
AT&T	2,000	12/20/07	1.52%	59,188
AT&T	3,000	12/20/09	2.34%	236,730
CVC, Inc.	3,000	12/20/07	2.15%	18,362
Georgia-Pacific Corp.	1,500	12/20/07	0.82%	2,834
MGM Mirage	3,500	9/20/09	1.92%	(6,813)
Royal Caribbean Cruises Ltd.	3,500	9/20/07	1.50%	66,761
Tenet Healthcare Corp.	3,000	12/20/05	1.45%	6,454

20 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Notes to Financial Statements

September 30, 2005 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Citigroup
Allied Waste Industries, Inc.	$3,500	9/20/07	2.18%	$35,535
Crown Cork	3,500	9/20/07	2.38%	24,911
Owens-Brockway	7,000	9/20/07	2.05%	92,893
Starwood Hotels & Resorts Worldwide, Inc.	3,500	9/20/07	1.20%	44,598
Credit Suisse First Boston
Allied Waste Industries, Inc.	3,000	12/20/05	1.35%	7,353
Bombardier, Inc.	10,000	3/20/06	2.60%	60,914
MCI, Inc.	7,000	12/20/05	1.15%	19,988
Vintage Petroleum, Inc.	4,700	12/20/09	1.91%	106,269
Goldman Sachs
HCA, Inc.	1,000	12/20/07	0.75%	(174)
Starwood Hotels & Resorts Worldwide, Inc.	1,000	12/20/07	1.10%	10,946
HSBC Bank
General Motors Acceptance Corp.	6,000	6/20/06	4.25%	131,531
JP Morgan Chase
AES Corp.	3,500	9/20/07	2.15%	45,928
Electronic Data, Inc.	1,000	12/20/07	1.30%	21,398
Smurfit-Stone Container Corp.	4,700	12/20/09	2.30%	(68,988)
Lehman Securities
ArvinMeritor, Inc.	3,000	12/20/09	2.35%	(169,238)
General Motors Corp.	4,000	12/20/05	0.82%	(17,080)
Morgan Stanley
General Motors Acceptance Corp.	2,500	9/20/07	2.40%	(24,674)
Georgia-Pacific Corp.	5,000	12/20/09	1.15%	12,505
UBS AG
General Motors Acceptance Corp.	5,500	9/20/06	5.05%	166,612
Wachovia Securities
General Motors Corp.	11,200	3/20/06	0.97%	(99,608)
General Motors Corp.	2,750	3/20/06	1.16%	(21,866)
General Motors Corp.	8,600	3/20/06	1.20%	(66,963)
				$711,546

(d) Interest rate swap contracts outstanding at September 30, 2005:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation
UBS Securities	$680,000	6/15/25	5.25%	3 month LIBOR	$10,963,980
UBS Securities	680,000	3/16/25	3 month LIBOR	5.24%	25,511,362
					$36,475,342

LIBOR-London Interbank Offered Rate

9.30.05 | PIMCO High Income Fund Semi-Annual Report 21

PIMCO High Income Fund Notes to Financial Statements

September 30, 2005 (unaudited)

3. Investment in Securities (continued)

(e) Forward foreign currency contracts outstanding at September 30, 2005:

		U.S. $ Value Origination Date	Unrealized U.S. $ Value September 30, 2005	Appreciation (Depreciation)
Purchased:	€ 637,000 settling 11/08/05	$765,513	$769,466	$3,953
	3,485,391,000 Japanese Yen settling 10/18/05	31,704,828	30,810,438	(894,390)
Sold:	€ 24,031,000 settling 11/08/05	28,940,533	29,028,299	(87,766)
				$(978,203)

4. Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is $2,602,988,180. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $105,759,902; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $32,081,715; net unrealized depreciation for federal income tax purposes is $73,678,187.

5. Auction Preferred Shares

The Fund has issued 7,200 shares of Preferred Shares Series M, 7,200 shares of Preferred Shares Series T, 7,200 shares of Preferred Shares Series W, 7,200 shares of Preferred Shares Series TH and 7,200 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate set through auction procedures.

For the six months ended September 30, 2005, the annualized dividend rate ranged from:

	High	Low	At September 30, 2005
Series M	3.84%	3.00%	3.84%
Series T	3.84%	3.06%	3.84%
Series W	3.88%	3.03%	3.88%
Series TH	3.86%	3.03%	3.86%
Series F	3.71%	2.95%	3.71%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Subsequent Common Dividend Declarations

On October 3, 2005, a dividend of $0.121875 per share was declared to common shareholders payable November 1, 2005 to shareholders of record on October 21, 2005.

On November 1, 2005, a dividend of $0.121875 per share was declared to common shareholders payable December 1, 2005 to shareholders of record on November 18, 2005.

7. Legal Proceedings

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and two affiliates of the Investment Manager, PEA Capital LLC and PA Fund Distributors LLC (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (''open-end funds'') advised or distributed by these

22 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Notes to Financial Statements

September 30, 2005 (unaudited)

7. Legal Proceedings (continued)

certain affiliates. In their settlement with the Commission, the Investment Manager and the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (''NJAG'') announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Investment Manager and the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called ''shelf space'' arrangements with certain broker-dealers. In their settlement with the Commission, the Investment Manager and the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with one of the Affiliates of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things that this Affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the Affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against the Investment Manager and the Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and the Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Investment Manager and the Affiliates in violation of the funds' stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Investment Manager and the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The Investment Manager and the Affiliates and the unaffiliated mutual fund defendants removed the proceeding to federal court, and on October 19, 2005, the action was transferred to the Multi-District Litigation for market-timing related actions currently pending in the U.S. District Court for the District of Maryland, which is described below. The West Virginia Complaint seeks injunctive relief, civil monetary penalties,

9.30.05 | PIMCO High Income Fund Semi-Annual Report 23

PIMCO High Income Fund Notes to Financial Statements

September 30, 2005 (unaudited)

7. Legal Proceedings (continued)

investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and the Affiliates and certain other affiliates of the Investment Manager and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern ''market timing,'' and they have been transferred to and consolidated for pre-trial proceedings in a Multi-District Litigation in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern ''revenue sharing'' with brokers offering ''shelf space'' and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the ''Applicants'') have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., was filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities for which the Investment Manager serves as investment advisers. The U.S. District Court for the Central District of California dismissed the action with prejudice on June 10, 2005. The plaintiff alleged that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

24 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six months ended September 30, 2005 (unaudited)		Year ended March 31, 2005	For the period April 30, 2003* through March 31, 2004
Net asset value, beginning of period	$15.02		$15.45	$14.33	**
Investment Operations:
Net investment income	0.82		1.65+	1.28
Net realized and unrealized gain on investments, futures contracts, options written, swaps, foreign currency transactions and unfunded loan commitments	0.08		0.03++	1.23
Total from investment operations	0.90		1.68	2.51
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.13)		(0.14)	(0.07)
Net realized gains	–		(0.01)	–
Total dividends and distributions on preferred shares	(0.13)		(0.15)	(0.07)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.77		1.53	2.44
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.73)		(1.51)	(1.22)
Net realized gains	–		(0.45)	–
Total dividends and distributions to common shareholders	(0.73)		(1.96)	(1.22)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–		–	(0.01)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	–		–	(0.09)
Total capital share transactions	–		–	(0.10)
Net asset value, end of period	$15.06		$15.02	$15.45
Market price, end of period	$14.90		$14.08	$14.78
Total Investment Return (1)	11.17%		8.81%	7.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$1,721,304		$1,716,259	$1,765,102
Ratio of expenses to average net assets (2)(3)	1.27	%(4)	1.26%	1.18	%(4)
Ratio of net investment income to average net assets (2)	10.75	%(4)	10.68%	9.34	%(4)
Preferred shares asset coverage per share	$72,799		$72,662	$74,024
Portfolio turnover	31%		40%	73%

*  Commencement of operations.

**  Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

+  Reported in the Fund's March 31, 2005 annual report as $1.67. Revised due to an insignificant computational error.

++  Reported in the Fund's March 31, 2005 annual report as $0.01. Revised due to an insignificant computational error.

(1)  Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized. Past performance is not a guarantee of future results.

(2)  Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)  Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).

(4)  Annualized.

See accompanying Financial Statements. | 9.30.05 | PIMCO High Income Fund Semi-Annual Report 25

PIMCO High Income Fund Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the "Trustees") and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's Investment Management Agreement with the Investment Manager and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (together, the "Agreements"). The Trustees consider matters bearing on the Fund and its investment management arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the Trustees met on June 15 and 16, 2005 (the "contract review meeting") for the specific purpose of considering whether to approve the continuation of the Investment Management Agreement and the Portfolio Management Agreement. The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, unanimously concluded that the Fund's Investment Management Agreement and Portfolio Management Agreement should be continued for an additional one-year period.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Fund's management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate account and other clients, (iv) an estimate of the profitability to the Investment Manager from its relationship with the Fund for the twelve months ended March 31, 2005, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees' conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager's and Sub-Adviser's abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager's and Sub-Adviser's services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager's or Sub-Adviser's ability to provide high quality services to the Fund in the future under the Agreements, including each organization's respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser's investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Investment Manager and Sub-Adviser would be able to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper Inc., the Trustees also reviewed the Fund's total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Manager in connection with the contract

26 PIMCO High Income Fund Semi-Annual Report | 9.30.05

PIMCO High Income Fund Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements
(unaudited) (continued)

review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager's and Sub-Adviser's responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's fees under the Agreements, the Trustees considered, among other information, the Fund's management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. They noted that the management fee paid by the Fund is generally higher than the fees paid by these clients of the Sub-Adviser, but that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Fund are also relatively higher, due in part to the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts. The Trustees noted that the Fund significantly outperformed its peer group for the one-year and year-to-date periods ended May 31, 2005 in total return. The Trustees also noted that the Fund's expense ratio was below average and at the median for its peer group.

The Trustees also took into account that the Fund has preferred shares outstanding, which increases the amount of fees received by the Investment Manager and Sub-Adviser under the Agreements (because the fees are calculated based on the Fund's total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and Sub-Adviser have a financial incentive for the Fund to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and Sub-Adviser, on one hand, and the Fund's common shareholders, on the other. In this regard, the Trustees considered information provided by the Sub-Adviser indicating that the Fund's use of leverage through preferred shares continues to be appropriate and in the interests of the Fund's common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from its relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called "fall-out benefits" to the Investment Manager and Sub-Adviser, such as reputational value derived from serving as investment manager and sub-adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

9.30.05 | PIMCO High Income Fund Semi-Annual Report 27

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Trustees and Principal Officers

Robert E. Connor
Trustee, Chairman of the Board of Trustees

Paul Belica
Trustee

John J. Dalessandro II
Trustee

David C. Flattum
Trustee

Hans W. Kertess
Trustee

R. Peter Sullivan III
Trustee

Brian S. Shlissel
President & Chief Executive Officer

Newton B. Schott, Jr.
Vice President

Raymond Kennedy
Vice President

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Secretary

Youse Guia
Chief Compliance Officer

Jennifer A. Patula
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO High Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of its fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund's website at www.allianzinvestors.com

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge, upon request by calling the Fund's transfer agent at (800) 331-1710; (ii) on the Fund's website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund's transfer agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under
Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs
April 2005	N/A	N/A	N/A	N/A
May 2005	N/A	N/A	N/A	N/A
June 2005	N/A	N/A	N/A	N/A
July 2005	N/A	N/A	N/A	N/A
August 2005	N/A	N/A	N/A	N/A
September 2005	N/A	N/A	N/A	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.  The Nominating Committee Charter governing the affairs of the Nominating Committee of the Board is posted on the Allianz Funds website at www.allianzinvestors.com.

ITEM 11. CONTROLS AND PROCEDURES

(a)  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)	Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO High Income Fund

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: December 7, 2005

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: December 7, 2005

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 7, 2005